Earnings per Share	12 Months Ended
Dec. 31, 2023
Earnings per Share [Abstract]
Earnings per Share

14.

Earnings per Share
All common

shares issued

(including the

restricted shares

issued under

the Company’s

incentive plans)
are

the

Company’s

common

stock

and

have

equal

rights

to

vote

and

participate

in

dividends.

The
calculation of basic earnings per share does not treat the non-vested shares (not considered participating securities) as outstanding until the time/service-based

vesting restriction has lapsed.
The dilutive effect on
unexercised

warrants (Note

11(g))

that

are

in-the-money,

is

computed using

the

treasury stock

method
which assumes that the proceeds upon exercise of these warrants are used to purchase common shares
at the average market price for the period. Incremental shares are the number of shares assumed issued
under the

treasury stock

method weighted

for the

periods the

non-vested shares

were outstanding.

In 2023,
2022

and

2021,

there

were
1,710,513 , 3,257,861
,

and
3,735,059

incremental

shares,

respectively,
included in the denominator of the diluted earnings per share calculation.

Net income attributable

to common stockholders

is adjusted by the

dividends on Series B

Preferred Stock.
Net income attributable to common

stockholders is further adjusted by

the unrealized gain on

warrants as
of December 31, 2023 to calculate the diluted earnings per share.

2023 2022 2021
Net income $ 49,844 $ 119,063 $ 57,394
Dividends on series B preferred shares (5,769) (5,769) (5,769)
Net income attributable to common stockholders $ 44,075 $ 113,294 $ 51,625
Weighted average number of common shares, basic 100,166,629 80,061,040 81,121,781
Earnings per share, basic $ 0.44 $ 1.42 $ 0.64
Net income $ 49,844 $ 119,063 $ 57,394
Dividends on series B preferred shares (5,769) (5,769) (5,769)
Unrealized gain on warrants (1,583) - -
Adjusted net income attributable to common
stockholders $ 42,492 $ 113,294 $ 51,625
Weighted average number of common shares, basic 100,166,629 80,061,040 81,121,781
Incremental shares

1,710,513 3,257,861 3,735,059
Weighted average number of common shares, diluted

101,877,142 83,318,901 84,856,840
Earnings per share, diluted $ 0.42 $ 1.36 $ 0.61